Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	$ 11,606,000	$ 47,921,000	$ 12,135,000	$ 55,108,000
Military [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	7,646,000	27,921,000	8,340,000	38,498,000
Commercial [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	$ 3,960,000	$ 20,000,000	$ 3,795,000	$ 16,610,000